Share Capital (Details) - Schedule of fair value options granted - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share Capital (Details) - Schedule of fair value options granted [Line Items]
Dividend yield	0.00%	0.00%
Expected term	6 years 1 month 9 days	6 years 1 month 9 days
Minimum [Member]
Share Capital (Details) - Schedule of fair value options granted [Line Items]
Value of ordinary share (in Dollars per share)	$ 9.07	$ 11.9
Expected volatility	67.28%	65.36%
Risk-free interest rate	1.72%	0.64%
Maximum [Member]
Share Capital (Details) - Schedule of fair value options granted [Line Items]
Value of ordinary share (in Dollars per share)	$ 9.22	$ 13.93
Expected volatility	67.95%	66.49%
Risk-free interest rate	3.03%	1.06%